JPMORGAN MONEY MARKET FUNDS

JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
(All Share Classes)
(each a series of JPMorgan Trust I)

JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
(All Share Classes)
(each a series of JPMorgan Trust II)

Supplement dated December 7, 2006
to the Prospectuses dated July 1, 2006

The following language appears in the How Your Account Works — Buying Fund Shares section of each Fund’s prospectus:

The Fund must receive “federal funds” before the Fund’s cut-off time shown above (unless the Fund closes early, in which case federal funds must be received by the Fund’s close). If the Fund does not receive federal funds by its cut-off time, your order may not be effective until the next business day on which federal funds are timely received by the Fund. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

Effective immediately, the above language is replaced by the following:

The Fund must receive “federal funds” by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. New York time) on the same business day the purchase order is placed. In the event that an order is placed by the cut-off time specified above but the related wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, then either your order may not be effective until the next business day on which federal funds are timely received by the Fund, or the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by check before the cut-off time, we will generally process your order the next business day the Fund is open for business.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MMKT-FED-1206